Segment Information and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues by business lines
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Insurance marketing	$49,232	$11,577	$24,930
10086 hotline	922	-	-
Bank card call center	77	-	-
SaaS services	58	-	-
Total revenues	$50,289	$11,577	$24,930